Shareholders' Equity and Equity Incentive Plan	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Shareholders' Equity and Equity Incentive Plan
11. Shareholders' Equity and Equity Incentive Plan

Ordinary Shares

The Company has authorized 1,000,000,000 ordinary shares with a par value of $0.0001 per share, of which 139,083,369 and 138,982,872 ordinary shares were issued and outstanding as of December 31, 2023 and December 31, 2022, respectively. All outstanding shares of the Company’s ordinary shares are of the same class and have equal rights and attributes. The holders of the Company’s ordinary shares are entitled to one vote per share on all matters submitted to a vote of the shareholders for the Company. Holders of the Company’s ordinary shares will be entitled to receive any dividends if and when dividends are declared by the Company. In the event of liquidation, dissolution or winding up of the Company, the holders of the Company’s ordinary shares are entitled to share ratably in all the Company’s assets remaining after payment of all liabilities.

The prior approval of the holders of a majority of the outstanding ordinary shares is required in order for the Company to take certain actions, including amending, altering or changing the powers preferences or special rights of the ordinary shares in a manner adverse to such series, increasing or decreasing the number of ordinary shares, appointing or removing any directors, taking any action that would result in a liquidation, declaring or paying any dividends on the ordinary shares, redeeming or repurchasing any ordinary shares, transferring any ordinary shares, converting any paid-up shares into stock, waiving or changing any provision of the Company’s Amended and Restated Memorandum and Articles of Association.

Cash Dividend

On November 8, 2023, the board of directors approved the declaration and payment of a special cash dividend of $1.08 per share, or $150.2 million in the aggregate, paid on December 11, 2023 to its shareholders of record as of December 1, 2023.
Intercompany Note to Former Parent

During the year ended December 31, 2022, the Company entered into a note agreement with the Former Parent (the “2022 Intercompany Note to Former Parent”) in which SharkNinja could transfer up to $43.3 million on the day the note was entered into. The Former Parent could subsequently request up to $36.3 million of funds on or prior to January 1, 2023. During the year ended December 31, 2022, the Company transferred $49.3 million to JS Global. The note bore interest at a blended Applicable Federal Rate. Due to the nature of the note receivable, the Company considered it to be an in-substance distribution to its Former Parent accounted for as contra-equity. As of December 31, 2022, the outstanding balance of the note, including interest, recorded as a reduction to retained earnings was $50.1 million.

Distributions to Former Parent

During the year ended December 31, 2023, the Company declared and issued distributions to the Former Parent of $485.4 million, which included amounts receivable of $50.4 million under the 2022 Intercompany Note to Former Parent, including interest, in satisfaction of such note, a cash distribution of $60.3 million paid in February 2023, a cash distribution of $375.0 million paid in July 2023 for the repayment of JS Global’s outstanding debt under the 2020 Facilities Agreement as discussed in Note 9 - Debt, and a non-cash distribution of the note of $8.0 million related to the sale of the Company’s Japanese subsidiary, SharkNinja Co., Ltd, as discussed in Note 4 - Sale of SharkNinja Co., Ltd.

During the years ended December 31, 2022 and 2021, the Company issued distributions to the Former Parent of $133.6 million and $42.0 million, respectively, to pursue Former Parent’s business plan. The $133.6 million distribution to Former Parent during the year ended December 31, 2022 included an intercompany note to Former Parent. Please refer to Intercompany Note to Former Parent above.

Restricted Share Units

JS RSU Plan

The Company’s employees participated in JS Global’s restricted share units plan (“JS RSU Plan”). The restricted share units (“RSUs”) were subject to restrictions on transfer and to a risk of forfeiture if the holder leaves the Company before the restrictions lapse. Grantees were not entitled to any rights of a shareholder, including voting and dividend rights, until the JS Global ordinary shares underlying the RSUs were transferred to them upon vesting.

Each RSU under the JS RSU Plan was granted to directors and employees with no consideration and with the vesting conditions as below:

•30% of the RSUs awarded vested solely based upon continued employment over a specific period of time, generally four years (“Time-based RSUs”).

•70% of the RSUs awarded vested based upon the achievement of the performance conditions as defined in the JS RSU Plan, over time, generally four years (“Performance-based RSUs”).
For Performance-based RSUs, the Company monitored the probability of achieving the performance targets on a quarterly basis and periodically adjusted share-based compensation cost accordingly based on its determination of the likelihood to reach targets. Performance conditions generally included the achievement of financial performance targets.
RSU activities for the year ended December 31, 2023 for RSUs granted under JS RSU Plan to the Company’s employees were as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per share
Unvested as of December 31, 2022	10,254,734	0.97
Vested	(9,177,987)	0.97
Cancelled/Forfeited	(1,076,747)	0.97
Unvested as of December 31, 2023	—	$—

Pursuant to the share-based compensation recharge agreement with Parent entered into in the year ended December 31, 2022, the Company reimbursed share-based compensation costs to Parent in the amount of $3.2 million and $18.7 million during the years ended December 31, 2023 and December 31, 2022, respectively.

SharkNinja Equity Incentive Plan

On July 28, 2023, the Company’s board of directors adopted the 2023 Equity Incentive Plan (the “2023 Plan”) to grant cash and equity incentive awards to eligible participants in order to attract, motivate and retain talent. The 2023 Plan provides for the issuance of stock options, share appreciation rights, restricted stock awards, RSUs, performance awards and other awards. The 2023 Plan initially made 13,898,287 ordinary shares available for future award grants.

The 2023 Plan contains an evergreen provision whereby the shares available for future grants are increased on the first day of each calendar year from January 1, 2025 through and including January 1, 2033. As of December 31, 2023, 9,845,725 ordinary shares were available for future grant under the 2023 Plan. Shares or RSUs forfeited, withheld for maximum statutory tax obligations, and unexercised stock option lapses from the 2023 Plan are available for future grant under the 2023 Plan.

RSU activities for the year ended December 31, 2023 for RSUs granted under the 2023 Plan to the Company’s employees were as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per share
Unvested as of December 31, 2022	—	$—
Granted	4,059,337	28.40
Vested	(194,576)	29.94
Forfeited	(6,775)	30.05
Unvested as of December 31, 2023	3,857,986	$28.32

RSUs granted for the year ended December 31, 2023 under the 2023 Plan were 4,059,337, of which 1,287,542 RSUs were granted to employees and directors with service-only conditions, 1,667,735 performance-based RSUs were granted to employees with vesting conditions tied to the achievement of certain performance growth metrics, such as net sales, gross profit and operating cash flow, and 1,104,060 market-based RSUs were granted to certain of the Company’s senior executives with conditions tied to the achievement of certain levels of market capitalization over a consecutive period of time.

Employee Stock Purchase Plan

On July 28, 2023, the board of directors approved the 2023 Employee Share Purchase Plan (the “ESPP Plan”). A maximum of 1% of the Company’s outstanding ordinary shares (or 1,389,828 shares) were made available for sale under the ESPP Plan. The ESPP Plan contains an evergreen provision whereby the shares available for sale will automatically increase on the first day of each calendar year from January 1, 2025 through and including January 1, 2023, in an amount equal to the lesser of (i) 0.15% of the total number of shares of the Company’s ordinary shares outstanding on December 31 of the preceding year; (ii) 300,000 shares; or (iii) such lesser number of shares as determined by the board at any time prior to the first day of a given calendar year. As of December 31, 2023, there has been no enrollment under the ESPP Plan.

Share-Based Compensation

The share-based compensation by line item in the accompanying consolidated statements of income is summarized as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Research and development	$7,696	$1,741	$2,918
Sales and marketing	4,934	459	1,755
General and administrative	34,336	3,309	9,251
Total share-based compensation	$46,966	$5,509	$13,924

As of December 31, 2023, the Company did not have any unrecognized share-based compensation cost related to RSUs granted under the JS RSU Plan. As of December 31, 2023, the Company had $71.4 million unrecognized share-based compensation cost related to RSUs granted under the 2023 Plan that will be recognized over the weighted average period of 1.8 years. Of this unrecognized share-based compensation cost, $33.0 million and $10.0 million was related to RSUs granted under the 2023 Plan with performance and market conditions, respectively.

For those RSUs with service conditions, performance conditions or a combination of both, the grant date fair value was measured based on the quoted price of our common stock at the date of grant. The weighted average grant date fair value of these awards for the year ended December 31, 2023 was $30.36 per share.

The Company estimated the fair value for the RSUs with a market condition using the Monte Carlo simulation model on the date of grant. The weighted-average grant date fair value of the RSUs with a market condition granted in the year ended December 31, 2023 was $23.14, using the following assumptions:

Stock price at valuation date	$—
Expected volatility	44.99 % to 47.62%
Risk-free interest rate	4.30 % to 5.07%
Expected dividends	0%
Expected term (in years)	1.48 to 4.01

The total grant-date fair value of RSUs vested during the year ended December 31, 2023 was $5.8 million.